1933 Act File No. 33-46431
                                           1940 Act File No. 811-6607

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                           ---

      Pre-Effective Amendment No.        ..................................

      Post-Effective Amendment No.  17.....................................  X
                                   ---                                     ---

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.  20................................................X
                     --                                                ---

                          DG INVESTOR SERIES

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900
                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,
                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_X  on October 30, 1997, pursuant to paragraph (b)
 _ 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
    485.

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on April 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                         CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of DG INVESTOR SERIES which consists of nine portfolios: (1) DG Treasury Money Market Fund (formerly, DG U.S. Government Money Market Fund), (2) DG Limited Term Government Income Fund, (3) DG Government Income Fund, (4) DG Equity Fund, (5) DG Municipal Income Fund, (6) DG Opportunity Fund,
(7) DG Prime Money Market Fund, (8) DG International Equity Fund and
(9) DG Mid Cap Fund, relates only to portfolio (8) and is comprised of the following:




PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (RULE 404(C) CROSS REFERENCE)
Item 1. COVER PAGE........................(1-9) Cover Page.


Item 2. SYNOPSIS                          (1-6) Synopsis; (7,8,9) General Information;
                                          (1-9) Summary of Fund Expenses; (1-6)
                                          Financial Highlights.

Item 3. CONDENSED FINANCIAL
        INFORMATION                       (1-9) Performance Information.

Item 4. GENERAL DESCRIPTION OF
        REGISTRANT........................(1-6) Objectives and
                                          Policies of Each
                                          Fund;(7,8,9) Investment
                                          Information; (8,9)
                                          Investment Objective; (8,9)
                                          Investment Policies; (1-6)
                                          Portfolio Investments and
                                          Strategies; (8) Risks
                                          Associated With Financial
                                          Futures Contracts And
                                          Options on Financial Futures
                                          Contracts; (8)
                                          Non-Diversified; (1-9)
                                          Investment Limitations.

Item 5. MANAGEMENT OF THE FUND............(1-6,9) DG Investor Series Information;(7,8)
                                          Trust Information; (1-9) Management of the Trust;
                                          (1-9) Distribution of Fund Shares; (1-6)
        ----------------------
                                          Administration of the
                                          Funds;(7,8,9) Administration
                                          of the Fund; (8,9)
                                          Distribution and Shareholder
                                          Services Plans; (8,9)
                                          Shareholder Servicing
                                          Arrangements; (6)
                                          Shareholder Services Plan;
                                          (1-9) Brokerage
                                          Transactions; (9) Expenses
                                          of the Fund.

Item 6. CAPITAL STOCK AND OTHER
        SECURITIES........................(1-6,9) Dividends and Distributions; (7, 8)
                                          Dividends; (1,7,8,9) Capital Gains; (1-6,9)
                                          Shareholder Information; (7,8) Account & Shareholder
                                          Information; (1-9) Voting Rights; (1-9) Tax
                                          Information; (1-9) Federal Income Tax; (5) Additional
                                          Tax Information for Municipal Income Fund; (5)
                                          Other State and Local Taxes; (9) State and Local
                                          Taxes; (1-9) Effect of Banking Laws.
Item 7. PURCHASE OF SECURITIES BEING
        OFFERED...........................(1-9) Net Asset Value; (1-6)
                                          Investing in the Funds;
                                          (7,8,9) Investing in the
                                          Fund; (1-9) Share Purchases;
                                          (1-9) Minimum Investment
                                          Required; (1-9) What Shares
                                          Cost; (2-6) Reducing the
                                          Sales Charge; (1-9)
                                          Systematic Investment
                                          Program; (1-9) Certificates
                                          and Confirmations; (1-9)
                                          Exchanging Shares; (1-9)
                                          Exchange Privilege.

Item 8. REDEMPTION OR REPURCHASE..........(1-9) Redeeming Shares; (1-9) Through the Banks;
                                          (1-9) Systematic Withdrawal Program; (1-9) Accounts
                                          With Low Balances.
        ------------------------
Item 9. PENDING LEGAL PROCEEDINGS.........None.
        -------------------------




PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  COVER PAGE.........................(1-9) Cover Page.
          ----------

Item 11.  TABLE OF CONTENTS..................(1-9) Table of Contents.
          -----------------

Item 12.  GENERAL INFORMATION AND
          HISTORY ...........................(1-6) General Information About
                                             the Funds; (8,9) General Information About
                                             the Fund.

Item 13.  INVESTMENT OBJECTIVES AND
          POLICIES...........................(1-6,8,9) Investment
                                             Objective(s) and
                                             Policies; (7) Investment
                                             Policies; (4,6) Equity
                                             Fund and Opportunity
                                             Fund; (2,3) Limited Term
                                             Fund and Government
                                             Income Fund; (5)
                                             Municipal Income Fund;
                                             (1) Money Market Fund;
                                             (1-6) Investment Policies
                                             and Strategies; (1-9)
                                             Investment
                                             Limitations;(1,7)
                                             Regulatory Compliance.

Item 14.  MANAGEMENT OF THE FUND.............(1-9) DG Investor Series Management.
          ----------------------

Item 15.  CONTROL PERSONS AND PRINCIPAL
          HOLDERS OF SECURITIES..............(1-6,9) Trust Ownership; (7,8) Share Ownership;
                                             (1-9) Trustees' Compensation; (1-9) Trustee Liability.

Item 16.  INVESTMENT ADVISORY AND OTHER
          SERVICES...........................(1-9) Investment Advisory
                                             Services; (1-6) Adviser
                                             to the Funds; (7,8,9)
                                             Investment Adviser; (8,9)
                                             Sub-Adviser;(1-9)
                                             Advisory Fees; (2-6)
                                             Sub-Adviser to the Funds;
                                             (8,9) Sub-Adviser;
                                             (2-6,8,9) Sub-Advisory
                                             Fees; (1-8) Other
                                             Services; (1-6)
                                             Administration of the
                                             Trust; (8,9) Fund
                                             Administration;(1-6)
                                             Custodian; (7,8,9)
                                             Custodian & Portfolio
                                             Accountant; (1-6)
                                             Transfer Agent, Dividend
                                             Disbursing Agent and
                                             Shareholder Servicing
                                             Agent; (7,8,9) Transfer
                                             Agent; (1-9) Independent
                                             Auditors.

Item 17.  BROKERAGE ALLOCATION...............(1-9) Brokerage Transactions.
          --------------------

Item 18.  CAPITAL STOCK AND OTHER
          SECURITIES                         Not Applicable.

Item 19.  PURCHASE, REDEMPTION AND
          PRICING OF SECURITIES BEING
          OFFERED............................(1-9) Purchasing Shares;
                                             (1-9) Conversion to
                                             Federal Funds; (1-9)
                                             Exchange Privilege; (1-9)
                                             Requirements for
                                             Exchange; (1-9) Making an
                                             Exchange; (1-9)
                                             Determining Net Asset
                                             Value; (2-4,6)
                                             Determining Market Value
                                             of Securities; (5)
                                             Valuing Municipal
                                             Securities; (1) Use of
                                             the Amortized Cost
                                             Method; (1-9) Redeeming
                                             Shares; (1-9) Redemption
                                             in Kind; (1-9)
                                             Massachusetts Partnership
                                             Law.

Item 20.  TAX STATUS.........................(1-9) Tax Status (1-6) The Funds' Tax Status;
                                             (7,8,9) The Fund's Tax Status; (1-9) Shareholders'
                                             Tax Status;
          ----------

Item 21.  UNDERWRITERS.......................(1-5,7) Distribution Plan; (6,8,9) Distribution
                                             and Shareholder Services Plans;
          ------------

Item 22.  CALCULATION OF PERFORMANCE
          DATA...............................(1-9) Performance Comparisons; (1-9) Yield;
                                             (1,7) Effective Yield; (1-9) Total Return; (5) Tax-Equivalent Yield;
                                             (5) Tax-Equivalency Table;
          ----

Item 23.  FINANCIAL STATEMENTS...............(1-6) Incorporated herein by reference to the
                                             Trust's Annual Report dated February 28, 1997
                                             (File Nos. 33-46431 and 811-6607); (7) Incorporated by
                                             reference to Registrant's Post-Effective Amendment No. 16
                                             on Form N-1A filed August 25, 1997. (File Nos. 33-46431
                                             and 811-6607); (8,9) To be filed by amendment.

     This Amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post Effective Amendment No. 15 filed August 22,
1997, in their entirety.





PART C.   OTHER INFORMATION.

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements: (1-6) Incorporated herein by reference to the Trust's Annual Report dated February 28, 1997 (File Nos. 33-46431 and 811-6607); (7) Incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed August 25, 1997 (File Nos. 33-46431 and 811-6607); (8,9) To be
     filed by amendment.

(b)  Exhibits:

     (1)  Conformed copy of Declaration of Trust of the Registrant
          (1.);

          (i) Conformed copy of Amendment No. 1 of Declaration of Trust of the Registrant (2.);

          (ii) Conformed copy of Amendment No. 3 of Declaration of Trust of the Registrant (4.);

          (iii)Conformed copy of Amendment to the Declaration of Trust of the Registrant dated May 17, 1994 (8.);

     (2)  Copy of By-Laws of the Registrant (1.);

     (3)  Not applicable;

     (4) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of DG U.S. Government Money Market Fund (3.); (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Limited Term Government Income Fund (3.);
          (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Government Income Fund (3.); (iv) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Equity Fund (3.); (v) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Municipal Income (6.);
          (vi) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Opportunity Fund (8.); (vii) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Prime Money Market Fund (12.);

     +    All exhibits have been filed electronically.

     1.   Response is incorporated by reference to Registrant's
          Initial Registration Statement on Form N-1A filed March 18, 1992. (File Nos. 33-46431 and 811-6607)

     2.   Response is incorporated by reference to Registrant's
          Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)

     3.   Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)

     4.   Response is incorporated by reference to Registrant's
          Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992. (File Nos. 33-46431 and 811-6607)

     6.   Response is incorporated by Reference to Registrant's
          Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)

     8.   Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)

     12.  Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 11 on Form N-1A filed November 15, 1996. (File Nos. 33-46431 and 811-6607)

     (viii) Copy of Specimen Certificate for Shares of Beneficial
          Interest of DG Mid Cap Fund (13.);

     (ix) Copy of Specimen Certificate for Shares of Beneficial
          Interest of DG International Equity Fund (13.);

(5) Conformed copy of Investment Advisory Contract of Registrant (13.); (i) Conformed copy of Exhibit I to the Investment Advisory Contract of Registrant to add DG Mid Cap Fund (15); (ii) Conformed copy of Sub-Advisory Agreement between Deposit Guaranty National Bank and Commercial National Bank (6.); (a) Conformed copy of Exhibit A for DG Equity Fund (8.); (b) Conformed copy of Exhibit B for DG Government Income Fund (8.); (c) Conformed copy of Exhibit C for DG Limited Term Government Income Fund (8.); (d) Conformed copy of Exhibit D for DG Municipal Income Fund (8.);
     (e) Conformed copy of Exhibit E for DG Opportunity Fund; (9.)
     (iii) Conformed copy of Sub-Advisory Agreement between ParkSouth Corporation and Lazard Frere Asset Management (13.); (iv) Form of Sub-Advisory Agreement between ParkSouth Corporation and Bennett Lawrence Management, Inc. (13.);

(6)  Conformed copy of Distributor's Contract of the Registrant (3.);
     (i) Conformed copy of Exhibit A for DG vs Government Money Market Fund (8.); (ii) Copy of Exhibit B for DG Limited Term Government Income Fund (8.); (iii) Conformed copy of Exhibit C for DG Government Income Fund (8.); (iv) Conformed copy of Exhibit D for DG Equity Income Fund (8.); (v) Conformed copy of Exhibit E for DG Municipal Income Fund (8.); (vi) Conformed copy of Exhibit F for DG Opportunity Fund (9.);


+    All exhibits have been filed electronically.

3.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)

6.   Response is incorporated by Reference to Registrant's
     Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)

8.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)

9.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607)

13.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 13 on Form N-1A filed June 20, 1997. (File Nos. 33-46431 and 811-6607)

15.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 15 on Form N-1A filed August 22, 1997. (File Nos. 33-46431 and 811-6607)

     (vii)Conformed copy of Exhibit G for DG Prime Money Market Fund
          (13.);

     (viii) Conformed copy of Exhibit H for DG International Equity
          Fund (13.);

     (ix) Conformed copy of Exhibit I for DG Mid Cap Fund (14);

(7)  Not applicable

(8) Conformed copy of Custodian Agreement of the Registrant (6.);

(9) (i) Conformed copy of Transfer Agency and Service Agreement of Registrant (6.);

     (ii)...Conformed copy of Administrative Services Agreement (7.);

     (iii) Conformed copy of Shareholder Services Agreement (13.);

     (iv) Conformed copy of Shareholder Services Plan (9.);

     (v)  Conformed copy of Exhibit A to Shareholder Services Plan
          (9.);


     (vi) Conformed copy of Exhibits B, C, D, E, F, G, H, and I to Shareholder Services Plan (13.);

(10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (11.);

(11) Conformed copy of consent of Independent Auditors;+

(12) Not applicable;

(13) Conformed copy of Initial Capital Understanding (2.);.

(14) Not applicable;


     +    All exhibits have been filed electronically.

     2.   Response is incorporated by reference to Registrant's
          Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)

     6.   Response is incorporated by Reference to Registrant's
          Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)

     7.   Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 5 on Form N-1A filed April 27, 1994. (File Nos. 33-46431 and 811-6607)

     8.   Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)

     9.   Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607);

     11.  Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 10 on Form N-1A filed June 24, 1996. (File Nos. 33-46431 and 811-6607)

     13.  Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 13 on Form N-1A filed June 20, 1997. (File Nos. 33-46431 and 811-6607)

     14.  Response is incorporated by reference to Registrant's
          Post-Effective Amendment No. 14 on Form N-1A filed June 26, 1997. (File Nos. 33-46431 and 811-6607)

(15)     (i)      Copy of Distribution Plan of the Registrant (2.);

               (a)  Conformed copy of Exhibit A for D.G. U.S.
                    Government Money Market Fund (8.);

               (b) Conformed copy of Exhibit B for DG Limited Term Government Income Fund (8.);

               (c)  Conformed copy of Exhibit C for DG Government
                    Income Fund (8.);

               (d)  Conformed copy of Exhibit D for DG Equity Fund
                    (8.);

               (e)  Conformed copy of Exhibit E for DG Municipal
                    Income Fund (8.);

               (f)  Conformed copy of Exhibit F for DG Opportunity
                    Fund (9.);

               (g) Conformed copy of Exhibit G for DG Prime Money Market Fund (13.);

               (h) Conformed copy of Exhibit H for DG International Equity Fund (13.);

               (i)  Conformed copy of Exhibit I for DG Mid Cap Fund
                    (13.);

                    (ii) Copy of Rule 12b-1 Agreement of the
                         Registrant (8.); (16) Schedule for
                         Computation of Fund Performance Data;

                    (i)              DG Equity Fund (5.); (ii) DG
                                     Government Income Fund (5.);

                    (iii) DG Limited Term Government Income Fund (5.);

                    (iv) DG U.S. Government Money Market Fund (5.);

                    (v)  DG Municipal Income Fund (6.); (vi) DG
                         Opportunity Fund (9.);

                    (vii)DG Prime Money Market Fund (16.); (17) Copy
                         of Financial Data Schedules; + (18) Conformed copy of Power of Attorney (10.).

Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

                  None


+    All exhibits have been filed electronically.

5.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No.3 on Form N-1A filed October 28,
     1992. (File Nos. 33-46431 and 811-6607)

6.   Response is incorporated by Reference to Registrant's
     Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)

8.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)

9.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607)

10.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 9 on Form N-1A filed April 25, 1995. (File Nos. 33-46431 and 811-6607)

13.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 13 on Form N-1A filed June 20, 1997. (File Nos. 33-46431 and 811-6607)

16.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 16 on Form N-1A filed August 25, 1997. (File Nos. 33-46431 and 811-6607)

Item 26.          NUMBER OF HOLDERS OF SECURITIES:

                                                     Number of Record Holders
TITLE OF CLASS                                        AS OF OCTOBER 1, 1997
--------------                                       ----------------------

Shares of beneficial interest
 (no par value)

DG Treasury Money Market Fund (formerly,
 DG U.S. Government Money Market Fund                                  89

DG Limited Term Government
 Income Fund                                                          146

DG Government Income Fund                                             171

DG Equity Fund                                                        2,449

DG Municipal Income Fund                                              94

DG Opportunity Fund                                                   719

DG Prime Money Market Fund                                            9

DG International Equity Fund                                          26

DG Mid Cap Fund.............................                          1

Item 27.          INDEMNIFICATION:  (4)

Item 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

                  (a)    ParkSouth Corporation is a registered
                         investment adviser providing investment
                         management services to individuals and
                         institutional clients. ParkSouth Corporation is a subsidiary of Deposit Guaranty National Bank, a national banking association formed in 1925, which, in turn, is a subsidiary of Deposit Guaranty Corp ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services.

                         ParkSouth Corporation manages, in addition to the Funds in the DG Investor Series, $630 million in common trust fund assets as of December 31, 1996. ParkSouth Corporation (which suceeded to the investment advisory business of Deposit Guaranty National Bank in
                         1997) or Deposit Guaranty National Bank have served as the Trust's investment adviser since May 5, 1992.

                         The principal executive officers of the
                         Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with Deposit Guaranty National Bank.


                                                        Other Substantial
                              Position With             Business,Profession,
   NAME                       THE ADVISER               VOCATION OR EMPLOYMENT

E.B. Robinson, Jr.            Chairman of the Board
                              and Chief Executive

Howard L. McMillan, Jr.       President and Chief
                              Operating Officer

William R. Boone              Executive Vice President

Thomas M. Hontzas             Executive Vice President

W. Parks Johnson              Executive Vice President

James S. Lenoir               Executive Vice President

W. Stanley Pratt              Executive Vice President

Arlen L. McDonald             Executive Vice President
                              and Chief Financial Officer
                               DIRECTORS

Haley R. Barbour            Warren A. Hood, Jr.        W.R. Newman, III

Michael B. Bemis            Charles L. Irby            John N. Palmer

W. Randolph James           E.B. Robinson, Jr.         Sharon S. Greener

Booker T. Jones             Robert D. Robinson         Robert L.T. Smith, Jr.

Howard L. McMillan, Jr.     Douglas A. Herring         Richard McRae,Jr.

J. Kelley Williams


  (b) Lazard Asset Management, a division of Lazard Co. LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Asset Management provides investment management services to client discretionary accounts with assets totalling approximately $38.1 billion as of December 31, 1996. Lazard Asset Management serves as Sub-Adviser to DG International Equity Fund.

             Lazard Asset Management is managed by members who are referred to as Managing Directors and are as follows: Norman Eig; Herbert W. Gullquist; Thomas
             F. Dunn; Robert P. Morgenthau; John R. Reese; John
             R. Reinsberg; Michael S. Rome; Alexander E.
             Zagoreos; Larry Kohn; and Eileen Alexanderson.





  (c) Bennett Lawrence Management, LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission. Bennett Lawrence Management, LLC provides investment management services to client discretionary accounts with assets totalling approximately $634 million as of December 31, 1996. Bennett Lawrence Management, LLC serves as Sub-Adviser to DG Mid Cap Fund.

             Bennett Lawrence Management, LLC is managed by S. Van Zandt Schreiber, Managing Member and Chief Portfolio Manager, Robert W. Deaton, Member and Associate Portfolio Manager, Brendan J. Contant, Member and Marketing Director and
             Jane H. Fisher, Member and Operations Director.

  (d) Womack Asset Management, Inc. is registered as an investment adviser with the Securities and Exchange Commission. Womack Asset Management, Inc. provides investment management services to client discretionary accounts with assets totaling approximately $106.7 million as of August 31, 1997. Womack Asset Management, Inc. serves as Sub-Adviser to DG Opportunity Fund.

             Womack Asset Management, Inc. is managed by William A. Womack, President and Director.


ITEM 29.          PRINCIPAL UNDERWRITERS:

         (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  111 Corcoran Funds; Arrow Funds; Automated
                  Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward
                  D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
                  2-5 Years; Federated U.S. Government Securities
                  Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

                  Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

      (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT


Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         President,
Federated Investors Tower                  President, Federated,                            Treasurer, and
Pittsburgh, PA 15222-3779                  Securities Corp.                                 Trustee

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.          LOCATION OF ACCOUNTS AND RECORDS:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

DG Investor Series                               Federated Investors Tower
                                                 Pittsburgh, PA  15222-3779

Federated Shareholder Services Company           P.O. Box 8600
       Transfer Agent, Dividend                  Boston, MA 02266-8600
       Disbursing Agent and
       Shareholder Servicing Agent

Federated Administrative Services                Federated Investors Tower
       Administrator                             Pittsburgh, PA  15222-3779

ParkSouth Corporation                            P.O. Box 1200
       Adviser                                   Jackson,MS 39215-1200

Lazard Asset Management                          30 Rockefeller Plaza
       Sub-Adviser to DG International           New York, NY 10020
       Equity Fund only

Bennett Lawrence Management, LLC                 757 Third Avenue, 19th Floor
       Sub-Adviser to DG Mid Cap                 New York, NY 10017
       Fund only

Womack Asset Management, Inc.                    2120 Deposit Guaranty Plaza
       Sub-Adviser to DG Opportunity             Jackson, MS 39201
       Fund only

State Street Bank and Trust Company              P.O. Box 8600
       Custodian                                 Boston, MA 02266-8600

Item 31.          MANAGEMENT SERVICES:  Not applicable.

Item 32.          UNDERTAKINGS:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to file a
                  post-effective amendment on behalf of DG
                  International Equity Fund, using financial statments for DG International Equity Fund, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 12.

                  Registrant hereby undertakes to file a
                  post-effective amendment on behalf of DG Mid Cap Fund, using financial statments for DG Mid Cap Fund, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 13.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, DG INVESTOR SERIES, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of October, 1997.

                          DG INVESTOR SERIES

                           BY: /s/C. Grant Anderson
                           C. Grant Anderson, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           October 20, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                            TITLE                 DATE

By:   /s/C. Grant Anderson
      C. Grant Anderson            Attorney In Fact         October 20, 1997
      ASSISTANT SECRETARY          For the Persons
                                   Listed Below

      NAME                            TITLE

John F. Donahue*                   Chairman and Trustee
                                   (Chief Executive Officer)

Edward C. Gonzales*                President, Treasurer and Trustee
                                   (Principal Financial and
                                   Accounting Officer)

Thomas G. Bigley*                  Trustee

John T. Conroy, Jr.*               Trustee

William J. Copeland*               Trustee

James E. Dowd*                     Trustee

Lawrence D. Ellis, M.D.*           Trustee

Edward L. Flaherty, Jr.*           Trustee

Peter E. Madden*                   Trustee

Gregor F. Meyer*                   Trustee

John E. Murray, Jr.*               Trustee

Wesley W. Posvar*                  Trustee

Marjorie P. Smuts*                 Trustee

* By Power of Attorney